Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
January 31, 2024
LC1-NPRT3-0324
1.9871049.107
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	96,060	3,483,136
Entertainment - 1.3%
Live Nation Entertainment, Inc. (a)	29,577	2,627,916
Netflix, Inc. (a)	361,605	203,984,997
Playtika Holding Corp. (a)	16,263	117,419
Roblox Corp. (a)	388,586	15,081,023
Roku, Inc. Class A (a)	12,791	1,126,375
Spotify Technology SA (a)	117,344	25,270,030
TKO Group Holdings, Inc.	50,743	4,246,682
		252,454,442
Interactive Media & Services - 10.0%
Alphabet, Inc.:
Class A (a)	4,977,193	697,304,739
Class C (a)	4,204,068	596,136,842
Match Group, Inc. (a)	210,182	8,066,785
Meta Platforms, Inc. Class A	1,852,599	722,772,974
Pinterest, Inc. Class A (a)	489,850	18,354,680
Zoominfo Technologies, Inc. (a)	130,382	2,091,327
		2,044,727,347
Media - 0.3%
Cable One, Inc.	329	180,598
Charter Communications, Inc. Class A (a)	84,327	31,260,862
Liberty Broadband Corp.:
Class A (a)	2,904	225,989
Class C (a)	20,113	1,577,865
Nexstar Media Group, Inc. Class A	9,608	1,707,438
The Trade Desk, Inc. (a)	368,905	25,244,169
		60,196,921
TOTAL COMMUNICATION SERVICES		2,360,861,846
CONSUMER DISCRETIONARY - 14.8%
Automobiles - 2.1%
Tesla, Inc. (a)	2,310,961	432,819,886
Broadline Retail - 5.8%
Amazon.com, Inc. (a)	7,546,051	1,171,147,115
Coupang, Inc. Class A (a)	917,110	12,839,540
eBay, Inc.	27,641	1,135,216
Etsy, Inc. (a)	57,553	3,830,728
Ollie's Bargain Outlet Holdings, Inc. (a)	16,511	1,187,636
		1,190,140,235
Distributors - 0.1%
Pool Corp.	31,795	11,803,894
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	5,928	582,426
Grand Canyon Education, Inc. (a)	6,938	906,033
H&R Block, Inc.	78,952	3,698,112
Service Corp. International	44,754	3,003,888
		8,190,459
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A (a)	339,432	48,925,728
Booking Holdings, Inc. (a)	29,885	104,820,741
Caesars Entertainment, Inc. (a)	70,417	3,089,194
Cava Group, Inc. (b)	10,418	487,562
Chipotle Mexican Grill, Inc. (a)	23,002	55,406,528
Choice Hotels International, Inc. (b)	24,952	3,022,186
Churchill Downs, Inc.	59,495	7,197,110
Darden Restaurants, Inc.	47,184	7,671,175
Domino's Pizza, Inc.	29,230	12,458,411
Doordash, Inc. (a)	200,515	20,893,663
Draftkings Holdings, Inc. (a)	349,848	13,661,564
Expedia, Inc. (a)	84,231	12,493,984
Hilton Worldwide Holdings, Inc.	95,523	18,241,072
Las Vegas Sands Corp.	287,614	14,070,077
Marriott International, Inc. Class A	204,007	48,906,598
McDonald's Corp.	252,271	73,844,767
Norwegian Cruise Line Holdings Ltd. (a)(b)	85,116	1,515,065
Planet Fitness, Inc. (a)	33,949	2,300,384
Royal Caribbean Cruises Ltd. (a)	58,966	7,518,165
Starbucks Corp.	944,932	87,907,024
Texas Roadhouse, Inc. Class A	55,934	7,032,022
Travel+Leisure Co.	26,648	1,077,112
Vail Resorts, Inc.	3,108	689,976
Wendy's Co.	143,073	2,729,833
Wingstop, Inc.	25,057	7,043,773
Wyndham Hotels & Resorts, Inc.	4,781	372,583
Wynn Resorts Ltd.	5,328	503,123
Yum! Brands, Inc.	206,084	26,685,817
		590,565,237
Household Durables - 0.0%
NVR, Inc. (a)	220	1,556,564
Tempur Sealy International, Inc.	28,407	1,417,225
TopBuild Corp. (a)	1,719	634,534
		3,608,323
Leisure Products - 0.0%
Brunswick Corp.	4,661	376,049
Peloton Interactive, Inc. Class A (a)(b)	280,511	1,559,641
Polaris, Inc.	3,970	357,141
YETI Holdings, Inc. (a)(b)	72,372	3,182,197
		5,475,028
Specialty Retail - 3.2%
AutoZone, Inc. (a)	12,304	33,985,248
Best Buy Co., Inc.	22,305	1,616,889
Burlington Stores, Inc. (a)	54,069	10,335,289
CarMax, Inc. (a)	7,389	525,949
Dick's Sporting Goods, Inc.	3,710	553,050
Five Below, Inc. (a)	45,846	8,227,523
Floor & Decor Holdings, Inc. Class A (a)(b)	87,082	8,756,966
Lowe's Companies, Inc.	354,550	75,462,422
Murphy U.S.A., Inc.	15,419	5,435,506
O'Reilly Automotive, Inc. (a)	41,973	42,940,478
RH (a)	2,126	538,898
Ross Stores, Inc.	262,303	36,795,865
The Home Depot, Inc.	837,679	295,667,180
TJX Companies, Inc.	964,601	91,550,281
Tractor Supply Co. (b)	91,670	20,589,082
Ulta Beauty, Inc. (a)	41,149	20,658,855
Valvoline, Inc. (a)(b)	30,427	1,110,281
Victoria's Secret & Co. (a)	28,713	747,974
Wayfair LLC Class A (a)(b)	24,067	1,209,367
Williams-Sonoma, Inc.	6,898	1,334,004
		658,041,107
Textiles, Apparel & Luxury Goods - 0.6%
Birkenstock Holding PLC (b)	7,039	326,539
Crocs, Inc. (a)	50,910	5,166,347
Deckers Outdoor Corp. (a)	21,930	16,529,299
lululemon athletica, Inc. (a)	93,152	42,274,241
NIKE, Inc. Class B	530,857	53,897,911
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,955	496,710
Tapestry, Inc.	12,269	475,915
		119,166,962
TOTAL CONSUMER DISCRETIONARY		3,019,811,131
CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	7,270	2,539,193
Brown-Forman Corp.:
Class A (b)	32,723	1,844,596
Class B (non-vtg.)	121,993	6,697,416
Celsius Holdings, Inc. (a)(b)	120,194	5,997,681
Constellation Brands, Inc. Class A (sub. vtg.)	13,466	3,300,247
Monster Beverage Corp.	622,945	34,274,434
PepsiCo, Inc.	797,311	134,370,823
The Coca-Cola Co.	1,617,950	96,251,846
		285,276,236
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	30,115	639,040
BJ's Wholesale Club Holdings, Inc. (a)	38,542	2,479,792
Casey's General Stores, Inc.	4,476	1,214,607
Costco Wholesale Corp.	371,070	257,849,122
Dollar General Corp.	183,410	24,222,959
Maplebear, Inc. (NASDAQ) (b)	12,147	297,237
Performance Food Group Co. (a)	60,275	4,380,787
Sysco Corp.	424,862	34,384,082
Target Corp.	385,206	53,574,450
		379,042,076
Food Products - 0.1%
Freshpet, Inc. (a)(b)	10,014	862,205
Lamb Weston Holdings, Inc.	114,819	11,762,058
The Hershey Co.	93,115	18,021,477
		30,645,740
Household Products - 0.6%
Church & Dwight Co., Inc.	183,201	18,292,620
Kimberly-Clark Corp.	265,433	32,109,430
Procter & Gamble Co.	370,685	58,249,441
The Clorox Co.	103,513	15,035,263
		123,686,754
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	60,645	8,004,534
Kenvue, Inc.	492,388	10,221,975
		18,226,509
TOTAL CONSUMER STAPLES		836,877,315
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	151,216	5,390,850
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream GP LP	94,865	1,161,148
APA Corp.	227,258	7,119,993
Cheniere Energy, Inc.	200,597	32,895,902
Hess Corp.	129,825	18,244,307
New Fortress Energy, Inc. (b)	54,092	1,797,477
ONEOK, Inc.	26,738	1,824,869
Ovintiv, Inc.	95,181	4,037,578
Targa Resources Corp.	185,013	15,718,704
Texas Pacific Land Corp.	5,160	7,540,463
		90,340,441
TOTAL ENERGY		95,731,291
FINANCIALS - 6.5%
Banks - 0.1%
First Citizens Bancshares, Inc.	989	1,493,390
Nu Holdings Ltd. (a)	1,340,306	11,540,035
		13,033,425
Capital Markets - 1.3%
Ameriprise Financial, Inc.	85,898	33,227,923
Ares Management Corp.	136,677	16,603,522
Blackstone, Inc.	596,796	74,271,262
Blue Owl Capital, Inc. Class A	56,944	884,910
FactSet Research Systems, Inc.	32,117	15,285,123
Houlihan Lokey	3,093	370,480
KKR & Co. LP	136,639	11,830,205
LPL Financial	63,070	15,085,713
MarketAxess Holdings, Inc.	30,999	6,990,584
Moody's Corp.	121,190	47,511,328
Morningstar, Inc.	21,505	6,006,347
MSCI, Inc.	32,143	19,241,443
S&P Global, Inc.	22,300	9,998,205
TPG, Inc.	15,478	644,349
Tradeweb Markets, Inc. Class A	33,359	3,182,115
XP, Inc. Class A	22,277	547,569
		261,681,078
Consumer Finance - 0.2%
American Express Co.	159,366	31,991,131
SLM Corp.	74,061	1,472,333
		33,463,464
Financial Services - 4.1%
Apollo Global Management, Inc.	436,744	43,849,098
Block, Inc. Class A (a)	168,850	10,976,939
Equitable Holdings, Inc.	289,374	9,459,636
Euronet Worldwide, Inc. (a)	19,724	1,965,497
Fiserv, Inc. (a)	137,191	19,463,287
FleetCor Technologies, Inc. (a)	55,944	16,219,844
Jack Henry & Associates, Inc.	19,296	3,199,856
MasterCard, Inc. Class A	695,414	312,400,831
PayPal Holdings, Inc. (a)	833,149	51,113,691
Rocket Companies, Inc. (a)(b)	34,923	429,902
Shift4 Payments, Inc. (a)	44,800	3,217,088
The Western Union Co.	44,440	558,611
Toast, Inc. (a)	296,440	5,267,739
UWM Holdings Corp. Class A (b)	28,455	190,649
Visa, Inc. Class A	1,336,028	365,083,011
WEX, Inc. (a)	16,368	3,345,456
		846,741,135
Insurance - 0.8%
Arch Capital Group Ltd. (a)	42,167	3,475,826
Arthur J. Gallagher & Co.	9,918	2,302,563
Brighthouse Financial, Inc. (a)	5,571	288,411
Brown & Brown, Inc.	77,391	6,002,446
Everest Re Group Ltd.	4,851	1,867,489
Kinsale Capital Group, Inc.	18,262	7,260,423
Lincoln National Corp.	13,049	358,195
Marsh & McLennan Companies, Inc.	332,040	64,362,634
Primerica, Inc.	19,306	4,520,693
Progressive Corp.	366,610	65,348,233
RenaissanceRe Holdings Ltd.	11,118	2,544,132
RLI Corp.	7,450	1,015,957
Ryan Specialty Group Holdings, Inc. (a)(b)	79,418	3,440,388
Willis Towers Watson PLC	10,815	2,663,735
		165,451,125
TOTAL FINANCIALS		1,320,370,227
HEALTH CARE - 10.7%
Biotechnology - 2.5%
AbbVie, Inc.	1,477,996	242,982,542
Alnylam Pharmaceuticals, Inc. (a)	83,200	14,386,112
Amgen, Inc.	304,238	95,609,834
Apellis Pharmaceuticals, Inc. (a)	84,551	5,351,233
BioMarin Pharmaceutical, Inc. (a)	18,485	1,628,159
Exact Sciences Corp. (a)	51,895	3,393,933
Exelixis, Inc. (a)	194,204	4,225,879
Incyte Corp. (a)	113,831	6,689,848
Ionis Pharmaceuticals, Inc. (a)	102,569	5,271,021
Karuna Therapeutics, Inc. (a)	26,595	8,335,405
Natera, Inc. (a)	89,868	5,925,896
Neurocrine Biosciences, Inc. (a)	80,857	11,301,383
Regeneron Pharmaceuticals, Inc. (a)	5,836	5,502,064
Repligen Corp. (a)	20,508	3,884,215
Roivant Sciences Ltd. (a)	282,097	2,820,970
Sarepta Therapeutics, Inc. (a)	74,840	8,905,212
Ultragenyx Pharmaceutical, Inc. (a)	65,656	2,896,086
Vertex Pharmaceuticals, Inc. (a)	197,418	85,557,013
		514,666,805
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	91,321	10,332,971
Align Technology, Inc. (a)	63,902	17,082,283
DexCom, Inc. (a)	323,779	39,290,582
Edwards Lifesciences Corp. (a)	504,151	39,560,729
GE Healthcare Holding LLC	24,817	1,820,575
Globus Medical, Inc. (a)	28,134	1,485,194
IDEXX Laboratories, Inc. (a)	68,934	35,506,525
Inspire Medical Systems, Inc. (a)	24,065	5,074,587
Insulet Corp. (a)	58,004	11,071,223
Intuitive Surgical, Inc. (a)	292,507	110,631,998
Masimo Corp. (a)(b)	36,118	4,657,055
Novocure Ltd. (a)	88,078	1,226,046
Penumbra, Inc. (a)	30,350	7,653,967
ResMed, Inc.	121,530	23,115,006
Shockwave Medical, Inc. (a)	30,339	6,864,199
Stryker Corp.	75,564	25,350,211
Tandem Diabetes Care, Inc. (a)	7,210	164,388
		340,887,539
Health Care Providers & Services - 2.3%
agilon health, Inc. (a)(b)	215,972	1,272,075
Cardinal Health, Inc.	105,705	11,541,929
Cencora, Inc.	135,298	31,481,139
Chemed Corp.	8,783	5,206,475
Cigna Group	18,095	5,445,690
DaVita, Inc. (a)	45,186	4,887,318
Elevance Health, Inc.	26,406	13,029,777
Encompass Health Corp.	5,664	402,371
HCA Holdings, Inc.	34,475	10,511,428
Humana, Inc.	45,403	17,165,058
McKesson Corp.	43,254	21,622,242
Molina Healthcare, Inc. (a)	26,302	9,375,085
UnitedHealth Group, Inc.	654,757	335,065,347
		467,005,934
Health Care Technology - 0.1%
Certara, Inc. (a)	35,981	581,453
Doximity, Inc. (a)	43,737	1,178,712
Veeva Systems, Inc. Class A (a)	121,226	25,143,485
		26,903,650
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	76,821	3,201,131
Agilent Technologies, Inc.	198,876	25,873,768
Bio-Techne Corp.	122,795	8,634,944
Bruker Corp.	88,847	6,353,449
ICON PLC (a)	10,181	2,655,917
Illumina, Inc. (a)	39,445	5,641,029
IQVIA Holdings, Inc. (a)	141,197	29,401,451
Maravai LifeSciences Holdings, Inc. (a)	52,717	305,759
Medpace Holdings, Inc. (a)	19,491	5,683,186
Mettler-Toledo International, Inc. (a)	18,232	21,827,168
Sotera Health Co. (a)(b)	57,983	853,510
Thermo Fisher Scientific, Inc.	199,041	107,279,118
Waters Corp. (a)	49,011	15,571,285
West Pharmaceutical Services, Inc.	61,943	23,106,597
		256,388,312
Pharmaceuticals - 2.8%
Eli Lilly & Co.	708,807	457,612,887
Jazz Pharmaceuticals PLC (a)	26,461	3,247,294
Merck & Co., Inc.	391,448	47,279,089
Zoetis, Inc. Class A	387,645	72,803,607
		580,942,877
TOTAL HEALTH CARE		2,186,795,117
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	58,907	14,671,377
BWX Technologies, Inc.	13,086	1,066,247
HEICO Corp.	34,105	6,124,917
HEICO Corp. Class A	61,023	8,632,924
Lockheed Martin Corp.	185,538	79,671,873
Northrop Grumman Corp.	6,834	3,053,158
Spirit AeroSystems Holdings, Inc. Class A (a)	9,107	250,078
The Boeing Co. (a)	63,517	13,404,628
TransDigm Group, Inc.	7,495	8,189,637
		135,064,839
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	74,950	6,302,546
Expeditors International of Washington, Inc.	16,607	2,097,962
United Parcel Service, Inc. Class B	168,027	23,843,031
		32,243,539
Building Products - 0.2%
A.O. Smith Corp.	10,863	843,077
Advanced Drain Systems, Inc.	57,034	7,438,374
Allegion PLC	67,911	8,413,494
Armstrong World Industries, Inc.	10,693	1,060,853
Trane Technologies PLC	56,228	14,172,267
Trex Co., Inc. (a)	90,855	7,402,865
		39,330,930
Commercial Services & Supplies - 0.7%
Cintas Corp.	64,554	39,027,412
Copart, Inc.	718,251	34,504,778
MSA Safety, Inc.	5,197	857,661
RB Global, Inc.	116,273	7,437,984
Rollins, Inc.	213,610	9,251,449
Tetra Tech, Inc.	8,027	1,269,711
Waste Management, Inc.	306,165	56,833,409
		149,182,404
Construction & Engineering - 0.0%
EMCOR Group, Inc.	13,442	3,066,255
Quanta Services, Inc.	31,630	6,137,802
Valmont Industries, Inc.	1,159	261,598
Willscot Mobile Mini Holdings (a)	40,524	1,916,785
		11,382,440
Electrical Equipment - 0.2%
ChargePoint Holdings, Inc. Class A (a)(b)	254,676	483,884
Hubbell, Inc. Class B	20,442	6,859,722
Rockwell Automation, Inc.	96,189	24,362,750
Vertiv Holdings Co.	20,966	1,181,015
		32,887,371
Ground Transportation - 1.0%
Avis Budget Group, Inc. (b)	5,722	936,749
CSX Corp.	183,483	6,550,343
J.B. Hunt Transport Services, Inc.	13,559	2,725,088
Landstar System, Inc.	23,823	4,567,346
Lyft, Inc. (a)	286,742	3,581,408
Old Dominion Freight Lines, Inc.	76,879	30,061,227
Saia, Inc. (a)	2,448	1,103,020
U-Haul Holding Co. (a)(b)	3,403	225,483
U-Haul Holding Co. (non-vtg.)	31,164	1,990,445
Uber Technologies, Inc. (a)(b)	1,648,223	107,579,515
Union Pacific Corp.	218,512	53,301,632
		212,622,256
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	71,930	14,548,562
Machinery - 1.3%
Allison Transmission Holdings, Inc.	7,291	441,397
Caterpillar, Inc.	320,506	96,251,157
Deere & Co.	207,560	81,691,465
Donaldson Co., Inc.	42,007	2,713,232
Graco, Inc.	57,207	4,879,757
IDEX Corp.	5,114	1,081,611
Illinois Tool Works, Inc.	204,314	53,305,523
Lincoln Electric Holdings, Inc.	43,661	9,702,347
Otis Worldwide Corp.	20,421	1,806,033
Toro Co.	87,095	8,054,546
Xylem, Inc.	23,606	2,654,259
		262,581,327
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	201,897	2,872,994
Delta Air Lines, Inc.	27,386	1,071,888
		3,944,882
Professional Services - 1.0%
Automatic Data Processing, Inc.	297,197	73,045,079
Booz Allen Hamilton Holding Corp. Class A	107,268	15,100,116
Broadridge Financial Solutions, Inc.	82,005	16,745,421
Dayforce, Inc. (a)	10,645	740,040
Equifax, Inc.	70,587	17,247,228
FTI Consulting, Inc. (a)	5,126	982,193
Genpact Ltd.	36,814	1,321,623
KBR, Inc.	40,681	2,119,887
Paychex, Inc.	269,763	32,838,250
Paycom Software, Inc.	43,230	8,224,075
Paycor HCM, Inc. (a)(b)	24,669	479,319
Paylocity Holding Corp. (a)	35,145	5,567,319
Verisk Analytics, Inc.	119,444	28,849,309
		203,259,859
Trading Companies & Distributors - 0.3%
Fastenal Co.	357,984	24,425,248
Ferguson PLC	9,243	1,736,390
SiteOne Landscape Supply, Inc. (a)	11,962	1,848,727
United Rentals, Inc.	11,610	7,260,894
W.W. Grainger, Inc.	36,967	33,109,124
Watsco, Inc.	6,920	2,705,582
		71,085,965
TOTAL INDUSTRIALS		1,168,134,374
INFORMATION TECHNOLOGY - 44.3%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	209,947	54,309,090
Motorola Solutions, Inc.	127,259	40,659,251
Ubiquiti, Inc.	2,929	368,292
		95,336,633
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	245,526	24,822,679
CDW Corp.	106,575	24,162,684
Jabil, Inc.	65,532	8,210,504
Keysight Technologies, Inc. (a)	38,029	5,828,325
Vontier Corp.	44,139	1,526,768
Zebra Technologies Corp. Class A (a)	7,690	1,842,140
		66,393,100
IT Services - 1.7%
Accenture PLC Class A	529,218	192,571,846
Cloudflare, Inc. (a)	243,256	19,229,387
EPAM Systems, Inc. (a)	46,532	12,941,015
Gartner, Inc. (a)	64,250	29,390,520
Globant SA (a)	34,494	8,134,030
GoDaddy, Inc. (a)	74,449	7,940,730
MongoDB, Inc. Class A (a)	56,002	22,429,921
Okta, Inc. (a)	8,185	676,490
Snowflake, Inc. (a)	263,226	51,497,535
Twilio, Inc. Class A (a)	23,315	1,639,744
VeriSign, Inc. (a)	3,926	780,803
		347,232,021
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (a)	763,890	128,096,714
Allegro MicroSystems LLC (a)	62,855	1,630,459
Applied Materials, Inc.	591,344	97,157,819
Broadcom, Inc.	361,090	426,086,200
Enphase Energy, Inc. (a)	111,381	11,598,104
Entegris, Inc.	6,462	760,577
KLA Corp.	114,886	68,246,879
Lam Research Corp.	104,379	86,130,419
Lattice Semiconductor Corp. (a)	113,992	6,937,553
Microchip Technology, Inc.	321,044	27,346,528
Monolithic Power Systems, Inc.	38,463	23,182,419
NVIDIA Corp.	1,990,169	1,224,491,281
Qualcomm, Inc.	814,787	121,004,017
Teradyne, Inc.	107,440	10,377,630
Texas Instruments, Inc.	310,194	49,668,263
Universal Display Corp.	17,669	2,999,666
		2,285,714,528
Software - 19.3%
Adobe, Inc. (a)	383,766	237,082,959
Alteryx, Inc. Class A (a)	51,162	2,428,149
ANSYS, Inc. (a)	59,932	19,647,508
AppLovin Corp. (a)	45,150	1,857,020
Atlassian Corp. PLC (a)	129,765	32,411,404
Autodesk, Inc. (a)	179,923	45,666,257
Bentley Systems, Inc. Class B	150,872	7,603,949
Cadence Design Systems, Inc. (a)	226,368	65,298,113
Confluent, Inc. (a)	154,984	3,465,442
Crowdstrike Holdings, Inc. (a)	178,679	52,263,608
Datadog, Inc. Class A (a)	228,581	28,444,620
DocuSign, Inc. (a)	169,262	10,311,441
DoubleVerify Holdings, Inc. (a)	115,051	4,603,191
Dropbox, Inc. Class A (a)	192,015	6,083,035
Dynatrace, Inc. (a)	201,188	11,467,716
Elastic NV (a)	66,362	7,768,336
Fair Isaac Corp. (a)	20,281	24,313,471
Five9, Inc. (a)	59,493	4,513,139
Fortinet, Inc. (a)	549,881	35,461,826
Gen Digital, Inc.	72,224	1,695,820
GitLab, Inc. (a)	73,378	5,217,910
HashiCorp, Inc. (a)	55,589	1,215,176
HubSpot, Inc. (a)	38,222	23,353,642
Informatica, Inc. (a)(b)	2,877	86,310
Intuit, Inc.	228,801	144,448,935
Manhattan Associates, Inc. (a)	51,563	12,507,121
Microsoft Corp.	6,233,427	2,478,285,894
nCino, Inc. (a)	5,180	163,066
Nutanix, Inc. Class A (a)	49,438	2,778,416
Oracle Corp.	531,084	59,322,083
Palantir Technologies, Inc. (a)	1,594,427	25,654,330
Palo Alto Networks, Inc. (a)	252,413	85,444,325
Pegasystems, Inc.	35,077	1,709,653
Procore Technologies, Inc. (a)	66,588	4,753,717
PTC, Inc. (a)	50,139	9,057,610
RingCentral, Inc. (a)(b)	71,287	2,415,916
Salesforce, Inc. (a)	597,743	168,019,580
SentinelOne, Inc. (a)	26,226	702,857
ServiceNow, Inc. (a)	170,520	130,516,008
Smartsheet, Inc. (a)	107,033	4,813,274
Splunk, Inc. (a)	130,159	19,962,486
Synopsys, Inc. (a)	127,211	67,847,987
Teradata Corp. (a)	83,125	3,838,713
Tyler Technologies, Inc. (a)	26,333	11,132,276
UiPath, Inc. Class A (a)	244,190	5,611,486
Unity Software, Inc. (a)(b)	96,133	3,114,709
Workday, Inc. Class A (a)	168,051	48,914,605
Zscaler, Inc. (a)	74,066	17,455,134
		3,940,730,223
Technology Hardware, Storage & Peripherals - 11.3%
Apple, Inc.	12,351,246	2,277,569,762
HP, Inc.	147,626	4,238,342
NetApp, Inc.	70,202	6,121,614
Pure Storage, Inc. Class A (a)	186,358	7,452,456
		2,295,382,174
TOTAL INFORMATION TECHNOLOGY		9,030,788,679
MATERIALS - 0.7%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	19,689	638,317
Ecolab, Inc.	161,831	32,078,141
FMC Corp.	15,650	879,530
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	115,437	139,679
Linde PLC	38,156	15,446,693
PPG Industries, Inc.	49,322	6,956,375
RPM International, Inc.	20,315	2,166,798
Sherwin-Williams Co.	165,911	50,499,990
The Scotts Miracle-Gro Co. Class A	34,589	1,945,977
		110,751,500
Construction Materials - 0.1%
Eagle Materials, Inc.	19,018	4,303,393
Vulcan Materials Co.	24,392	5,512,836
		9,816,229
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	111,581	411,734
Avery Dennison Corp.	22,241	4,435,967
Graphic Packaging Holding Co.	136,386	3,479,207
Sealed Air Corp.	66,441	2,295,537
		10,622,445
Metals & Mining - 0.0%
Southern Copper Corp.	71,369	5,859,395
TOTAL MATERIALS		137,049,569
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	389,901	76,284,131
Crown Castle, Inc.	38,433	4,160,372
Equinix, Inc.	39,244	32,563,494
Equity Lifestyle Properties, Inc.	48,569	3,287,636
Iron Mountain, Inc.	119,981	8,101,117
Lamar Advertising Co. Class A	56,061	5,868,465
Public Storage	76,216	21,583,609
SBA Communications Corp. Class A	9,080	2,032,649
Simon Property Group, Inc.	59,220	8,208,484
Sun Communities, Inc.	22,392	2,806,837
UDR, Inc.	15,300	551,106
		165,447,900
Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	145,515	12,147,592
TOTAL REAL ESTATE		177,595,492
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	341,562	5,697,254
Vistra Corp.	88,530	3,632,386
		9,329,640
TOTAL COMMON STOCKS (Cost $13,985,556,637)		20,343,344,681

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $1,993,821)	2,000,000	1,993,862

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	103,394,580	103,415,259
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	36,909,913	36,913,604
TOTAL MONEY MARKET FUNDS (Cost $140,328,863)		140,328,863

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $14,127,879,321)	20,485,667,406
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(100,253,869)
NET ASSETS - 100.0%	20,385,413,537

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	90	Mar 2024	31,036,050	1,214,742	1,214,742
CME Micro E-mini S&P 500 Index Contracts (United States)	41	Mar 2024	9,984,525	276,048	276,048

TOTAL FUTURES CONTRACTS					1,490,790
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,914,107.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	29,454,172	3,692,151,973	3,618,190,886	3,037,222	-	-	103,415,259	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	102,862,982	464,411,181	530,360,559	214,145	-	-	36,913,604	0.1%
Total	132,317,154	4,156,563,154	4,148,551,445	3,251,367	-	-	140,328,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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